Significant accounting policies - Summary of material subsidiaries (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Apr. 07, 2021	May 11, 2020
Deva Gold SA ("Deva")
Disclosure of subsidiaries [line items]
Ownership interest	80.50%
Turkey | Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")
Disclosure of subsidiaries [line items]
Subsidiary		Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")
Location		Turkey
Ownership interest		100.00%
Operations and development projects owned		Kişladağ MineEfemçukuru Mine
Greece | Hellas Gold SA ("Hellas")
Disclosure of subsidiaries [line items]
Subsidiary		Hellas Gold SA ("Hellas") (1)
Location		Greece
Ownership interest		100.00%
Operations and development projects owned		Olympias Mine Stratoni MineSkouries Project
Percentage of voting equity interests acquired (as a percent)				5.00%
Greece | Thracean Gold Mining SA
Disclosure of subsidiaries [line items]
Subsidiary		Thracean Gold Mining SA
Location		Greece
Ownership interest		100.00%
Operations and development projects owned		Perama Hill Project
Greece | Thrace Minerals SA
Disclosure of subsidiaries [line items]
Subsidiary		Thrace Minerals SA
Location		Greece
Ownership interest		100.00%
Operations and development projects owned		Sapes Project
Canada | Eldorado Gold (Quebec) Inc.
Disclosure of subsidiaries [line items]
Subsidiary		Eldorado Gold (Québec) Inc. (2)
Location		Canada
Ownership interest		100.00%
Operations and development projects owned		Lamaque Operations
Percentage of voting equity interests acquired (as a percent)			100.00%
Romania | Deva Gold SA ("Deva")
Disclosure of subsidiaries [line items]
Subsidiary		Deva Gold SA ("Deva")
Location		Romania
Ownership interest		80.50%
Operations and development projects owned		Certej Project